Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2025	December 31, 2024
	$	$
Employee related costs	1,362,925	1,162,548
Legal and professional fees	714,529	694,288
Research and development	2,552,529	3,051,051
Other	27,465	33,439
	4,657,448	4,941,326